Fair Value Measurements - Schedule Of Changes In The Fair Value Of Warrant Liabilities (Detail)	9 Months Ended
Mar. 31, 2021 USD ($)
Changes IN Fair Value Of Warrant Liabilities [Line Items]
Change in fair value	$ 27,563,109
Private Placement Warrants
Changes IN Fair Value Of Warrant Liabilities [Line Items]
Fair value as of July 8, 2020	0
Initial fair value – November 13,2020	4,922,640
Change in fair value	1,030,360
Fair value as of March 31, 2021	15,953,000
Public Warrants [Member]
Changes IN Fair Value Of Warrant Liabilities [Line Items]
Fair value as of July 8, 2020	0
Initial fair value – November 13,2020	8,987,033
Change in fair value	16,532,749
Fair value as of March 31, 2021	25,519,782
Warrant Liabilities
Changes IN Fair Value Of Warrant Liabilities [Line Items]
Fair value as of July 8, 2020	0
Initial fair value – November 13,2020	13,909,673
Change in fair value	27,563,109
Fair value as of March 31, 2021	$ 41,472,782